Warrants and embedded conversion discount derivative liability (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Weighted average term	3 years	4 years
Volatility	200.00%	120.00%
Risk-free interest rate	1.05%	0.83%